Basis of consolidation (Details Text) R$ in Billions	Jun. 19, 2017 BRL (R$)
USD$
Opening of the branch in Luxembourg
Capital	R$ 1
BRL$
Opening of the branch in Luxembourg
Capital	R$ 32